DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	£ 3,366
Deferred tax assets, at 31 December	3,468	£ 3,366
The Bank
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	2,029
Deferred tax assets, at 31 December	2,109	2,029
Prior to offsetting of balances within same taxing jurisdiction | The Group
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	4,731	4,774
(Charge) credit to the income statement	577	(233)
Credit to other comprehensive income	19	190
Deferred tax assets, at 31 December	5,327	4,731
Deferred tax liabilities, at 1 January	(1,365)	(1,552)
(Charge) credit to the income statement	(359)	181
(Charge) credit to other comprehensive income	(136)	8
Exchange and other adjustments	1	(2)
Deferred tax liabilities, at 31 December	(1,859)	(1,365)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Tax losses
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	3,600	3,783
(Charge) credit to the income statement	454	(183)
Credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	4,054	3,600
Prior to offsetting of balances within same taxing jurisdiction | The Group | Property, plant and equipment
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	670	682
(Charge) credit to the income statement	8	(12)
Credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	678	670
Prior to offsetting of balances within same taxing jurisdiction | The Group | Pension liabilities
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	53	79
(Charge) credit to the income statement	6	(100)
Credit to other comprehensive income	(3)	74
Deferred tax assets, at 31 December	56	53
Prior to offsetting of balances within same taxing jurisdiction | The Group | Provisions
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	225	196
(Charge) credit to the income statement	4	(87)
Credit to other comprehensive income	22	116
Deferred tax assets, at 31 December	251	225
Prior to offsetting of balances within same taxing jurisdiction | The Group | Share-based payments
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	32	28
(Charge) credit to the income statement	(5)	4
Credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	27	32
Prior to offsetting of balances within same taxing jurisdiction | The Group | Derivatives
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	19	0
(Charge) credit to the income statement	(12)	19
Credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	7	19
Deferred tax liabilities, at 1 January	(562)	(388)
(Charge) credit to the income statement	(106)	(34)
(Charge) credit to other comprehensive income	(31)	(140)
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(699)	(562)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Assets revaluations
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	0	0
(Charge) credit to the income statement	28	0
Credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	28	0
Deferred tax liabilities, at 1 January	(38)	(101)
(Charge) credit to the income statement	(22)	(21)
(Charge) credit to other comprehensive income	60	84
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	0	(38)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Other temporary differences
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	132	6
(Charge) credit to the income statement	94	126
Credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	226	132
Deferred tax liabilities, at 1 January	(111)	(56)
(Charge) credit to the income statement	(94)	(53)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	1	(2)
Deferred tax liabilities, at 31 December	(204)	(111)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Capitalised software enhancements
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(21)	(36)
(Charge) credit to the income statement	(207)	15
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(228)	(21)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Acquisition fair value
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(483)	(698)
(Charge) credit to the income statement	147	215
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(336)	(483)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Pension assets
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(150)	(273)
(Charge) credit to the income statement	(77)	59
(Charge) credit to other comprehensive income	(165)	64
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(392)	(150)
Prior to offsetting of balances within same taxing jurisdiction | The Bank
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	2,734	2,763
(Charge) credit to the income statement	290	(205)
Credit to other comprehensive income	18	176
Deferred tax assets, at 31 December	3,042	2,734
Deferred tax liabilities, at 1 January	(705)	(779)
(Charge) credit to the income statement	(194)	69
(Charge) credit to other comprehensive income	(35)	0
Exchange and other adjustments	1	5
Deferred tax liabilities, at 31 December	(933)	(705)
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Tax losses
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	2,198	2,284
(Charge) credit to the income statement	309	(86)
Credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	2,507	2,198
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Property, plant and equipment
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	343	375
(Charge) credit to the income statement	(38)	(32)
Credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	305	343
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Pension liabilities
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	33	30
(Charge) credit to the income statement	1	(57)
Credit to other comprehensive income	(4)	60
Deferred tax assets, at 31 December	30	33
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Provisions
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	128	53
(Charge) credit to the income statement	10	(41)
Credit to other comprehensive income	22	116
Deferred tax assets, at 31 December	160	128
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Share-based payments
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	19	20
(Charge) credit to the income statement	(1)	(1)
Credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	18	19
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Derivatives
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(536)	(431)
(Charge) credit to the income statement	1	0
(Charge) credit to other comprehensive income	30	(105)
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(505)	(536)
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Assets revaluations
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(36)	(103)
(Charge) credit to the income statement	(9)	(19)
(Charge) credit to other comprehensive income	40	86
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(5)	(36)
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Other temporary differences
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	13	1
(Charge) credit to the income statement	9	12
Credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	22	13
Deferred tax liabilities, at 1 January	(17)	(38)
(Charge) credit to the income statement	12	17
(Charge) credit to other comprehensive income	0	(1)
Exchange and other adjustments	1	5
Deferred tax liabilities, at 31 December	(4)	(17)
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Capitalised software enhancements
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(19)	(31)
(Charge) credit to the income statement	(193)	12
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(212)	(19)
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Pension assets
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(97)	(176)
(Charge) credit to the income statement	(5)	59
(Charge) credit to other comprehensive income	(105)	20
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	£ (207)	£ (97)